Consolidated balance sheets - EUR (€) € in Thousands	Mar. 31, 2023	Dec. 31, 2022
Assets
Cash and cash equivalents	€ 1,223,890	€ 1,273,787
Trade accounts and other receivables from unrelated parties	3,905,922	3,574,270
Accounts receivable from related parties	89,370	140,072
Inventories	2,328,028	2,296,214
Other current assets	1,014,505	919,112
Total current assets	8,561,715	8,203,455
Property, plant and equipment	4,030,260	4,152,682
Right-of-use assets	4,051,619	4,187,126
Intangible assets	1,416,795	1,518,677
Goodwill	15,478,401	15,791,181
Deferred taxes	307,416	312,679
Investment in equity method investees	798,025	773,724
Other non-current assets	856,284	814,590
Total non-current assets	26,938,800	27,550,659
Total assets	35,500,515	35,754,114
Liabilities
Accounts payable to unrelated parties	822,336	813,255
Accounts payable to related parties	91,231	118,083
Current provisions and other current liabilities	3,322,329	3,355,144
Short-term debt from unrelated parties	699,736	665,013
Short-term debt from related parties	13,204	4,000
Current portion of long-term debt	696,679	694,062
Current portion of lease liabilities from unrelated parties	633,397	649,844
Current portion of lease liabilities from related parties	24,888	23,981
Income tax liabilities	188,037	143,932
Total current liabilities	6,491,837	6,467,314
Long-term debt, less current portion	7,327,586	7,170,734
Lease liabilities from unrelated parties, less current portion	3,740,774	3,875,216
Lease liabilities from related parties, less current portion	129,550	129,722
Non-current provisions and other non-current liabilities	1,135,039	1,183,910
Pension liabilities	521,937	514,219
Income tax liabilities	26,697	27,345
Deferred taxes	900,165	936,475
Total non-current liabilities	13,781,748	13,837,621
Total liabilities	20,273,585	20,304,935
Shareholders' equity:
Ordinary shares, no par value, €1.00 nominal value, 362,370,124 shares authorized, 293,413,449 issued and outstanding as of March 31, 2023 (December 31, 2022: 293,413,449)	293,413	293,413
Additional paid-in capital	3,365,090	3,372,799
Retained earnings	10,851,420	10,711,709
Accumulated other comprehensive income (loss)	(682,020)	(388,468)
Total FMC AG & Co. KGaA shareholders' equity	13,827,903	13,989,453
Noncontrolling interests	1,399,027	1,459,726
Total equity	15,226,930	15,449,179
Total liabilities and equity	€ 35,500,515	€ 35,754,114